Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Jun. 30, 2024
CURRENT ASSETS:
Cash and cash equivalents		$ 1,060,893	$ 20,218
Accounts receivable, net		2,667,165	1,230,000
Other receivables, net			375,000
Prepayments, net		1,129	8,847,894
Total current assets		3,729,187	10,473,112
NON-CURRENT ASSETS
Plant and equipment, net		32,083,333	3,827
Intangible assets, net			17,006,083
Right-of-use asset		8,583	108,626
Total non-current assets		32,091,916	17,118,536
Total assets		35,821,103	27,591,648
CURRENT LIABILITIES:
Accounts payable			3,270,945
Other payables and accrued liabilities		7,964,909	3,955,301
Lease liability - current		206,875	194,878
Convertible notes payable		4,014,122	875,000
Total current liabilities		12,498,979	9,057,321
NON-CURRENT LIABILITIES:
Lease liability - non-current			8,583
Total non-current liabilities			8,583
Total liabilities		12,498,979	9,065,904
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Additional paid-in-capital		278,405,838	230,619,838
Deferred stock compensation		(630)	(9,778)
Accumulated deficit		(255,085,823)	(212,084,368)
Total shareholders’ equity		23,322,124	18,525,744
Total liabilities and shareholders’ equity		35,821,103	27,591,648
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares, value	[1]	2,738	51
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares, value	[1]	1	1
Related Parties
CURRENT LIABILITIES:
Other payables - related parties		$ 313,073	$ 761,197

[1]	Giving retroactive effect to the 100-for-1 reverse share split on November 15, 2024 and the 25-for-1 reverse share split on August 22, 2025